PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2020	2021
	RMB	RMB	US$
Store operating equipment	1,287,211	1,260,623	197,819
Leasehold improvements	1,048,351	873,449	137,063
Office equipment and others	97,322	105,721	16,590
Office buildings	675,488	798,657	125,327
Mechanical equipment	—	77,072	12,094
Construction in progress	192,032	15,054	2,363
	3,300,404	3,130,576	491,256
Less: accumulated depreciation	(1,001,459)	(1,244,914)	(195,354)
Less: impairment	(228,487)	(80,561)	(12,642)

	2,070,458	1,805,101	283,260